Long-Term Debt - Additional Information - Other (Detail) (USD $) In Millions, unless otherwise specified				6 Months Ended				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Revolving Credit Facility [Member] CreditFacility	Jun. 30, 2014 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Jun. 30, 2014 Obligations [Member]	Jun. 30, 2014 Collateralized Debt Obligations [Member] Revolving Credit Facility [Member] CreditFacility	Jun. 30, 2014 Partnership [Member] Obligations [Member]	Jun. 30, 2014 Minimum [Member] U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]	Jun. 30, 2014 Minimum [Member] Interest Rate Swaps [Member]	Dec. 31, 2013 Minimum [Member] Interest Rate Swaps [Member]	Jun. 30, 2014 Maximum [Member] Interest Rate Swaps [Member]	Dec. 31, 2013 Maximum [Member] Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Range of credit facility margin									0.30%	0.30%
Range of credit facility margin											3.25%	3.25%
Weighted-average effective interest rate	3.30%	2.70%
Aggregate principal repayments, 2014	$ 549.5		$ 531.6
Aggregate principal repayments, 2015	150.7		77.8
Aggregate principal repayments, 2016	246.1		140.5
Aggregate principal repayments, 2017	349.4		39.6
Aggregate principal repayments, 2018	370.4		73.1
Aggregate principal repayments, thereafter	877.4
Outstanding loan amount					$ 80.9		$ 45.9
Number of revolving credit facilities			8			1
Asset value to outstanding drawn principal balance ratio				144.20%				105.00%